Property, plant and equipment and intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment
Cost	$ 111,174	$ 102,805
Accumulated Depreciation	(21,144)	(18,435)
Net	90,030	84,370
Intangible assets, Cost	1,201	1,316
Intangible assets, accumulated Depreciation	(67)	(42)
Intangible assets, net	1,135	1,274
Loss on disposal of property, plant and equipment	223	623	293
Assets given in guarantee of judicial processes	97	149
Defined useful lives, minimum (in years)	6
Defined useful lives, maximum (in years)	30
Rights granted by the government-Ferrovia Norte Sul
Property, plant and equipment
Intangible assets, net	896
Off take-agreements
Property, plant and equipment
Intangible assets, net	239
Land
Property, plant and equipment
Cost	695	356
Net	695	356
Buildings
Property, plant and equipment
Cost	7,912	6,087
Accumulated Depreciation	(1,890)	(1,110)
Net	6,022	4,977
Installations
Property, plant and equipment
Cost	14,886	14,904
Accumulated Depreciation	(3,708)	(4,231)
Net	11,178	10,673
Equipment
Property, plant and equipment
Cost	12,549	10,948
Accumulated Depreciation	(4,243)	(3,637)
Net	8,306	7,311
Railroads
Property, plant and equipment
Cost	6,575	7,337
Accumulated Depreciation	(1,930)	(2,357)
Net	4,645	4,980
Mine development costs
Property, plant and equipment
Cost	26,955	28,010
Accumulated Depreciation	(5,180)	(4,071)
Net	21,775	23,939
Others
Property, plant and equipment
Cost	14,556	12,088
Accumulated Depreciation	(4,126)	(2,987)
Net	10,430	9,101
Property, plant and equipment excluding intangible assets and construction in progress
Property, plant and equipment
Cost	84,128	79,730
Accumulated Depreciation	(21,077)	(18,393)
Net	63,051	61,337
Construction in progress
Property, plant and equipment
Cost	25,845	21,759
Net	25,845	21,759
Jointly-owned hydroelectric plants
Property, plant and equipment
Cost	2,261	1,432
Depreciation in the year	428	422
Hydroelectric plant under construction
Property, plant and equipment
Cost	$ 59	$ 804